Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid rental and deposits	7,325	7,056
Prepayments to suppliers and other business related expenses	14,387	14,506
Costs to fulfill contracts with customers	5,612	758
Others	6,784	3,150
Total	34,108	25,470